Share-based payments reserve (Details) - Canadian Dollars Denominated Stock Options [Member]	Feb. 29, 2024 shares $ / shares	Aug. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding | shares	4,986,000	4,986,000
Weighted average exercise price | $ / shares	$ 0.41	$ 0.41